Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
January 31, 2024

Dates Covered
Collections Period	01/01/24 - 01/31/24
Interest Accrual Period	01/16/24 - 02/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	02/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/23	756,315,942.08	36,056
Yield Supplement Overcollateralization Amount 12/31/23	72,911,327.45	0
Receivables Balance 12/31/23	829,227,269.53	36,056
Principal Payments	29,583,024.61	684
Defaulted Receivables	758,091.38	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/24	69,231,203.14	0
Pool Balance at 01/31/24	729,654,950.40	35,341

Pool Statistics	$ Amount	# of Accounts
Pool Factor	68.70%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	8,519,996.25	363
Past Due 61-90 days	3,245,015.52	129
Past Due 91-120 days	739,401.60	31
Past Due 121+ days	0.00	0
Total	12,504,413.37	523

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.57%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.50%
Delinquency Trigger Occurred	NO

Recoveries	490,919.96
Aggregate Net Losses/(Gains) - January 2024	267,171.42
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.39%
Prior Net Losses/(Gains) Ratio	0.37%
Second Prior Net Losses/(Gains) Ratio	0.84%
Third Prior Net Losses/(Gains) Ratio	0.51%
Four Month Average	0.53%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.24%

Overcollateralization Target Amount	8,391,031.93
Actual Overcollateralization	8,391,031.93
Weighted Average Contract Rate	5.67%
Weighted Average Contract Rate, Yield Adjusted	10.38%
Weighted Average Remaining Term	51.74

Flow of Funds	$ Amount
Collections	34,087,777.75
Investment Earnings on Cash Accounts	16,300.25
Servicing Fee	(691,022.72)
Transfer to Collection Account	-
Available Funds	33,413,055.28

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,952,761.76
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	2,223,358.35
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,391,031.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,910,700.49

Total Distributions of Available Funds	33,413,055.28

Servicing Fee	691,022.72
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 01/16/24	747,618,308.75
Principal Paid	26,354,390.28
Note Balance @ 02/15/24	721,263,918.47

Class A-1
Note Balance @ 01/16/24	0.00
Principal Paid	0.00
Note Balance @ 02/15/24	0.00
Note Factor @ 02/15/24	0.0000000%

Class A-2a
Note Balance @ 01/16/24	182,431,621.44
Principal Paid	15,826,396.25
Note Balance @ 02/15/24	166,605,225.19
Note Factor @ 02/15/24	72.4370544%

Class A-2b
Note Balance @ 01/16/24	121,356,687.31
Principal Paid	10,527,994.03
Note Balance @ 02/15/24	110,828,693.28
Note Factor @ 02/15/24	72.4370544%

Class A-3
Note Balance @ 01/16/24	297,200,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	297,200,000.00
Note Factor @ 02/15/24	100.0000000%

Class A-4
Note Balance @ 01/16/24	99,500,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	99,500,000.00
Note Factor @ 02/15/24	100.0000000%

Class B
Note Balance @ 01/16/24	31,390,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	31,390,000.00
Note Factor @ 02/15/24	100.0000000%

Class C
Note Balance @ 01/16/24	15,740,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	15,740,000.00
Note Factor @ 02/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,147,964.51
Total Principal Paid	26,354,390.28
Total Paid	29,502,354.79

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	798,138.34
Principal Paid	15,826,396.25
Total Paid to A-2a Holders	16,624,534.59

Class A-2b
SOFR Rate	5.34600%
Coupon	6.05600%
Interest Paid	612,446.75
Principal Paid	10,527,994.03
Total Paid to A-2b Holders	11,140,440.78

Class A-3
Coupon	4.66000%
Interest Paid	1,154,126.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,154,126.67

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.0157828
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.2477801
Total Distribution Amount	28.2635629

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.4701667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	68.8104185
Total A-2a Distribution Amount	72.2805852

A-2b Interest Distribution Amount	4.0029199
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	68.8104185
Total A-2b Distribution Amount	72.8133384

A-3 Interest Distribution Amount	3.8833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8833333

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	84.37
Noteholders' Third Priority Principal Distributable Amount	597.24
Noteholders' Principal Distributable Amount	318.39

Account Balances	$ Amount
Reserve Account
Balance as of 01/16/24	2,616,119.83
Investment Earnings	11,648.27
Investment Earnings Paid	(11,648.27)
Deposit/(Withdrawal)	-
Balance as of 02/15/24	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,487,148.02	$5,803,877.98	$4,792,462.00
Number of Extensions	194	201	178
Ratio of extensions to Beginning of Period Receivables Balance	0.66%	0.68%	0.54%